Note 12 - Stockholders' Equity - Unvested Restricted Stock (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Unvested, shares (in shares)	1,796,115	2,022,352	3,936,134
Unvested, weighted average fair value per share (in dollars per share)	$ 4.23	$ 3.97	$ 2.55
Granted, shares (in shares)	1,316,120	1,256,532	629,437
Granted (unvested), weighted average fair value per share (in dollars per share)	$ 5.05	$ 4.41	$ 7.88
Canceled, shares (in shares)	(336,060)	(177,801)	(770,416)
Canceled, weighted average fair value per share (in dollars per share)	$ 4.9	$ 4.41	$ 2.82
Vested	(918,927)	(1,304,968)	(1,772,803)
Distributed (vested), weighted average fair value per share (in dollars per share)	$ 5.05	$ 3.97	$ 2.6
Unvested, shares (in shares)	1,857,248	1,796,115	2,022,352
Unvested, weighted average fair value per share (in dollars per share)	$ 4.28	$ 4.23	$ 3.97